First time adoption of IFRS FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
First time adoption of IFRS

 Note 18         First Time Adoption of International Financial Reporting Standards

The Company’s financial statements for the year-ending December 31, 2011 are the first annual financial statements prepared in accordance with IFRS. IFRS 1, First Time Adoption of International Financial Reporting Standards (“IFRS 1”), requires that comparative financial information be provided. As a result, the first date at which the Company has applied IFRS was January 1, 2010 (the “Transition Date”). IFRS 1 requires first-time adopters to retrospectively apply all effective IFRS standards as of the reporting date, which for the Company is December 31, 2011. Therefore, the financial statements for the year-ended December 31, 2011, the comparative information presented in these financial statements for the year-ended December 31, 2010 and the opening IFRS statement of financial position at January 1, 2010 are prepared in accordance with IFRS standards effective at the reporting date. However, IFRS 1 also provides for certain optional exemptions and certain mandatory exceptions for first time IFRS adopters. Prior to transition to IFRS, the Company prepared its financial statements in accordance with pre-changeover Canadian Generally Accepted Accounting Principles (“pre-changeover Canadian GAAP”).

In preparing the Company’s opening IFRS financial statements, the Company has adjusted amounts reported previously in the financial statements prepared in accordance with pre-changeover Canadian GAAP.

An explanation of how the transition from pre-changeover Canadian GAAP to IFRS has affected the Company’s financial position, financial performance and cash flows is set out in the following notes and tables:

Optional Exemptions

The IFRS 1 applicable exemptions and exceptions applied in the conversion from prechangeover Canadian GAAP to IFRS are as follows:

Business Combinations / Investments in associates

IFRS 1 allows the first-time adopter to restate only those business combinations occurring on or after the date of transition to IFRS to comply with IFRS 3. This same exemption is also available in respect of investments in associates under IAS 28. For investments in associates that occurred prior to the date of transition to IFRS, IFRS 1 allows the first-time adopter to elect not to restate those prior investments in associates to comply with IAS 28. The Company has elected not to restate any prior business combinations or investments in associates under this exemption.

Share-based Payment Transactions

The Company has elected not to retrospectively apply IFRS 2 “Share Based Payment” to equity instruments that were granted and had vested before the Transition Date. As a result of applying this exemption, the Company will apply the provisions of IFRS 2 only to all outstanding equity instruments that are unvested as at the Transition Date to IFRS.

Compound Financial Instruments

The Company has elected not to retrospectively separate the liability and equity components of compound instruments for which the liability component is no longer outstanding at the date of transition to IFRS.

    Foreign Currency

In accordance with IFRS 1, the company has elected to deem all foreign currency translation differences that arose prior to the transition date in respect of foreign operations and the company’s share of associate’s translation differences to be nil and reclassified amounts recorded in other comprehensive loss as determined in accordance with pre-changeover Canadian GAAP to retained earnings.

Derecognition of Financial Assets and Liabilities

The Company has applied the derecognition requirements in IAS 39 Financial Instruments: Recognition and Measurement prospectively from the Transition Date. As a result any non-derivative financial assets or non-derivative financial liabilities derecognized prior to the Transition Date in accordance with pre-changeover Canadian GAAP have not been reviewed for compliance with IAS 39.

Estimates

The estimates previously made by the Company under pre-changeover Canadian GAAP were not revised for the application of IFRS except where necessary to reflect any difference in accounting policy or where there was objective evidence that those estimates were in error. As a result the Company has not used hindsight to revise estimates.

Reconciliations of pre-changeover Canadian GAAP Equity and Comprehensive Income to IFRS

IFRS 1 requires an entity to reconcile equity, comprehensive income and cash flows for prior periods. The changes made to the statements of financial position and statements of comprehensive income as shown below have resulted in reclassifications of various amounts on the statements of cash flows; however, as there have been no material adjustments to the net cash flows, no reconciliation of the statement of cash flows has been prepared.

Reconciliation of Statement of Financial Position as at January 1, 2010 – Transition Date

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS		IFRS USD$
ASSETS

Current
Cash	a	$39,072	$37,176	$		$37,176
Receivable	a	975	928			928
Prepaid expenses	a	19,658	18,704			18,704
		59,705	56,808			56,808

Equipment	a	5,111	4,683			4,683
Investment in Associated	a,b,c,d	3,667,286	4,619,377		1,614,712	6,234,089
		$3,732,102	$4,681,048		$1,614,712	$6,295,760

LIABILITIES

Current
Trade and accrued payables	a	$63,198	$60,131	$		$60,131
Due to parent company	a	294,646	280,348			280,348
		357,844	340,479			340,479

SHAREHOLDERS’ EQUITY
Share capital	a	17,339,665	14,232,397			14,232,397
Warrants	a	267,501	225,397			225,397
Contributed surplus	a	3,794,939	2,832,666			2,832,666
Accumulated other comprehensive loss	a,c	(1,979,909)	-			-
Deficit	d	(16,047,938)	(12,949,891)		1,614,712	(11,335,179)
		3,374,258	4,340,569		1,614,712	5,955,281
		$3,732,102	$4,681,048		$1,614,712	$6,295,760

  Reconciliation of Statement of Financial Position as at December 31, 2010

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS		IFRS USD$
ASSETS

Current
Cash	a	$2,049,989	$2,061,119	$		$2,061,119
Receivable	a	1,241	1,248			1,248
Prepaid expenses	a	18,766	18,868			18,868
		2,069,996	2,081,235			2,081,235

Equipment	a	3,578	3,374			3,374
Investment in Associated	a,b,c,d	514,754	2,219,543		1,614,712	3,834,255
		$2,588,328	$4,304,152		$1,614,712	$5,918,864

LIABILITIES

Current
Trade and accrued payables	a	$96,990	$97,517	$		$97,517
Due to parent company	a	289,750	291,323			291,323
		386,740	388,840			388,840

SHAREHOLDERS’ EQUITY
Share capital	a	19,916,915	16,732,397			16,732,397
Contributed surplus	a	4,062,440	3,058,063			3,058,063
Accumulated other comprehensive loss	a,b,c	(2,481,046)	-			-
Deficit	d	(19,296,721)	(15,875,148)		1,614,712	(14,260,436)
		2,201,588	3,915,312		1,614,712	5,530,024
		$2,588,328	$4,304,152		$1,614,712	$5,918,864

Reconciliation of the Statement of Comprehensive Loss for the Year Ended December 31, 2010

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS	IFRS USD$

General and administrative expenses
Amortization	a	$1,533	$1,489		$1,489
General and administration	a	586,719	515,074		515,074
		(588,252)	(516,563)		(516,563)

Other items:
Equity loss in investments	a,b	(56,031)	(100,843)		(100,843)
Gain (loss) on dilution of investment in FEP	a,b	12,250	2,829		2,829
Interest expense	a	(11,315)	(10,975)		(10,975)
Interest income	a	2,179	2,115		2,115
Write-down of investments	a,b	(2,607,614)	(2,301,820)		(2,301,820)

Net loss and comprehensive loss for the year		$(3,248,783)	$(2,925,257)		$(2,925,257)

Basic and diluted loss per common share		$(0.01)	$(0.01)		$(0.01)

Weighted average number of shares outstanding		437,554,724	437,554,724		437,554,724

a)	Upon conversion to IFRS in accordance with IFRS 1, the Company evaluated its functional currency and determined that the United States Dollar was the functional currency of the Company under IFRS whereas under Previous GAAP it was Canadian Dollars. All accounts and transactions (other than stated below) were converted into US dollars from the transition date. Share capital and investments were converted from January 1, 2003.

b)	As a result of re-evaluation of the functional currency on the transition to IFRS to United States Dollars, investments were translated into United States dollars from inception and equity share of investments and dilution gains and losses were recalculated. In addition the impairment of FEP’s carrying value under Prechangeover Canadian GAAP in the amount of $1,614,712 was reversed under IFRS as permitted by IAS 28 and foreign currency translation adjustments were also set to zero because FEP’s functional currency is the United States dollar.

c) d)

In accordance with IFRS 1, the company has elected to deem all foreign currency translation differences that arose prior to the transition date in respect of foreign operations and the company’s share of associate’s translation differences to be nil and reclassified amounts recorded in other comprehensive loss as determined in accordance with pre-changeover Canadian GAAP to retained earnings. In addition, as a result of the change in functional currency to United States Dollars which is the same as FEP, translation differences on conversion of FEP accounts to Canadian dollars were reversed. Translation differences on Lascogon were immaterial and therefore were excluded from Other Comprehensive Income calculations.

As a further adjustment to the IFRS transition previously presented in the Company’s 2011 interim financial statements, management has adjusted the carrying value of its investment in associate (FEP) at transition for the cumulative effect of its share in the losses attributable to the non-controlling interest in FEP’s consolidated statements, which had been offset against the impairment reversal noted above. This has resulted